Related-Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended								1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			9 Months Ended			15 Months Ended	0 Months Ended		12 Months Ended	66 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	1 Months Ended
	Jan. 20, 2012	May 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Oct. 25, 2013 Subsequent Event	Apr. 02, 2012 Wells Timo Advisory Agreement	Mar. 31, 2011 Wells Timo Advisory Agreement	Dec. 31, 2012 Wells Timo Advisory Agreement IPO	Dec. 31, 2012 Wells Timo Advisory Agreement Follow-On Offering	Apr. 02, 2011 Wells Timo Advisory Agreement Amendment No 2	Dec. 31, 2012 Wells Timo Advisory Agreement Amendment No 2	Dec. 31, 2012 Affiliate Person	Sep. 30, 2013 Affiliate Person	Sep. 30, 2013 Wells Germany Member Structuring Agent Agreement Member 2010 German Offering	Sep. 30, 2013 Wells TIMO Employee	Dec. 31, 2012 Wells TIMO Employee	Jun. 30, 2013 Wells TIMO Advisory Agreement Amendment No. 2 Item	Apr. 02, 2012 Wells TIMO Advisory Agreement	Jan. 20, 2012 Wells TIMO Advisory Agreement	Dec. 31, 2011 Wells TIMO Advisory Agreement	Feb. 13, 2012 Wells TIMO Advisory Agreement	Apr. 02, 2012 Wells TIMO Advisory Agreement Maximum	Feb. 13, 2012 Wells TIMO Advisory Agreement Amendment No. 1	Sep. 30, 2013 Wells TIMO Restated Advisory Agreement	Sep. 30, 2013 Wells TIMO Restated Advisory Agreement	Dec. 31, 2011 Wells TIMO Follow-On Offering	Dec. 31, 2012 Structuring Agent 2010 German Offering	Dec. 31, 2012 Sponsored Entity Person	May 31, 2011 Wells REF	Sep. 30, 2013 Wells REF	Oct. 25, 2013 Wells REF Transition Service Agreement [Member] Subsequent Event Employee
Related Party Transaction [Line Items]
Monthly asset management fees percentage of Assets Under Management (in percent)																															0.25%	0.083%
Advisory fees measurement basis threshold on disposal assets																																$ 5,000,000
Advisory fees measurement basis threshold on acquisition of assets																																5,000,000
Advisory fees percentage of Assets Under Management maximum threshold (in percent)																																	1.00%
Fee and expense reimbursements, percentage of assets under management																									1.00%						1.50%
Number of quarters of free cash flow, management fee threshold																									4
Cash flow in excess, interest expense multiplier																									1.25
Cash Flow in Excess, Interest on Outstanding Debt Multiplier																		1.05													1.05
Advisory agreement, organization and offering costs, percentage of offering proceeds														1.20%															1.20%
Organization and offering costs charged to additional paid-in capital																2,100,000	1,500,000												3,600,000
Organization and offering costs incurred and written off	25,100,000			27,315,249	27,315,249																						25,100,000	2,200,000
Organization and offering costs, percentage of offering proceeds, after write-offs																													0.50%
Disposition commission, threshold for commission percentage																										20,000,000
Disposition commission, percentage of proceeds under threshold																														2.00%
Disposition commission, percentage of proceeds over threshold																														1.00%
Commissions, maximum, percentage of sales price																										6.00%
Number of Targeted Personnel hired from Wells REF																																							8
Aggregate purchase price of remaining interest in the Operating Partnership common units													1,312
Preferred stock, par value							$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Daily accrual dividend rate on the Preferred Shares		8.50%			1.00%																																8.50%	1.00%
Redemption Date period followed Directors' resignation			10 days
Structuring agent fee per share sold																						$ 0.20													$ 0.20
Due to Affiliate			310,000		1,326,255	28,960,573																	310,000	1,326,255
Entity number of employees																							8	8
Number of board of directors members																				1	1															2
Payments under Advisory Agreement upon default																		0
Advisory agreement, asset management fee, percentage															0.083%
Amended advisory agreement, notice of termination option					60 days
Advisory agreement, term of extension option																			1 year
Organization and offering expenses not subject to reimbursement																																		6,400,000
Dealer-manager agreement commission, percentage of gross offering proceeds																				7.00%
Dealer-manager agreement fee, percentage of gross offering proceeds																				1.80%
Advisory agreement, advisor fees and expense reimbursements																			$ 3,700,000